FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                                November 1, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:     FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC. (the "Fund")
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class F Shares
                1933 Act File No. 33-11410
                1940 Act File No. 811-4533
Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 30, 2005, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 30 on October 28, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George Magera
                                                George Magera
                                                Assistant Secretary